Property, Plant and Equipment - Movement in Property, Plant and Equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	€ 3,342
Impairment of other property, plant and equipment, additions	(1)	€ (1)
Property, plant and equipment at end of period	3,120	3,342
Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	985
Property, plant and equipment at end of period	952	985
Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,562
Property, plant and equipment at end of period	1,450	1,562
Fixed Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	802
Property, plant and equipment at end of period	726	802
Gross carrying amount net of accumulated impairments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	5,580	5,211
Additions	286	259
Disposals	(51)	(82)
Transfers	(4)	(3)
Translation differences	(434)	195
Property, plant and equipment at end of period	5,377	5,580
Cost | Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,231	1,132
Disposals	(1)	(5)
Transfers	72	57
Translation differences	(93)	47
Property, plant and equipment at end of period	1,209	1,231
Cost | Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	3,554	3,175
Additions	60	67
Disposals	(50)	(78)
Transfers	150	263
Translation differences	(264)	127
Property, plant and equipment at end of period	3,450	3,554
Cost | Fixed Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	802	911
Additions	227	193
Transfers	(226)	(323)
Translation differences	(77)	21
Property, plant and equipment at end of period	726	802
Accumulated impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(7)	(7)
Impairment of other property, plant and equipment, additions	(1)	(1)
Disposals		1
Property, plant and equipment at end of period	(8)	(7)
Acc. Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(2,238)	(1,964)
Additions, depreciation	(240)	(222)
Disposals	39	33
Translation differences	182	(85)
Property, plant and equipment at end of period	(2,257)	(2,238)
Acc. Amortization | Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(246)	(206)
Additions, depreciation	(33)	(31)
Disposals	1	1
Translation differences	21	(10)
Property, plant and equipment at end of period	(257)	(246)
Acc. Amortization | Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(1,992)	(1,758)
Additions, depreciation	(207)	(191)
Disposals	38	32
Translation differences	161	(75)
Property, plant and equipment at end of period	€ (2,000)	€ (1,992)